Related party transactions_Details of transactions with related parties (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Payment guarantees to related parties		₩ 0	₩ 71,459,000,000
KDIC
Related party transactions [Abstract]
Interest income		0	0		₩ 11,778,000,000
Interest expenses		₩ 0	₩ 15,331,000,000		₩ 20,966,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Corporation that has significant influence over the group	Corporation that has significant influence over the group		Corporation that has significant influence over the group
Description of changes of ownership interest of related party	[1]	As its ownership interest in the Group is lower than 20% as of December 31, 2017, it has been excluded from the 'corporation that have significant influence over the Group' category.	As its ownership interest in the Group is lower than 20% as of December 31, 2017, it has been excluded from the 'corporation that have significant influence over the Group' category.		As its ownership interest in the Group is lower than 20% as of December 31, 2017, it has been excluded from the 'corporation that have significant influence over the Group' category.
Kumho Tire Co., Inc.
Outstanding balances for related party transactions [Abstract]
Loans		₩ 0	₩ 170,917,000,000
Loss allowance		0	(156,712,000,000)
Deposits due to customers		0	666,000,000
Other liabilities		0	50,000,000
Related party transactions [Abstract]
Interest income		1,098,000,000	2,641,000,000		₩ 2,430,000,000
Interest expenses		0	1,000,000		68,000,000
Fees income		0	5,000,000		6,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		(156,712,000,000)	155,997,000,000		₩ 162,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		0	636,000,000
Import credit in foreign currencies and others		₩ 0	₩ 4,181,000,000	[2]
Description of nature of related party relationship		Associates	Associates		Associates
Description of changes of ownership interest of related party	[2]	The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors' financial institution during the year December 31, 2018, and thus the entity was excluded from the list of associates.	The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors' financial institution during the year December 31, 2018, and thus the entity was excluded from the list of associates.		The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors' financial institution during the year December 31, 2018, and thus the entity was excluded from the list of associates.
Woori Service Networks Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans		₩ 69,000,000	₩ 45,000,000
Deposits due to customers		1,967,000,000	1,311,000,000
Other liabilities		333,000,000	357,000,000
Related party transactions [Abstract]
Interest expenses		14,000,000	24,000,000		₩ 49,000,000
Fees expenses		561,000,000	543,000,000		985,000,000
Other income		30,000,000	30,000,000		29,000,000
Other expenses		580,000,000	507,000,000		₩ 222,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 131,000,000	₩ 155,000,000
Description of nature of related party relationship		Associates	Associates		Associates
Korea Credit Bureau Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans		₩ 7,000,000	₩ 6,000,000
Deposits due to customers		6,494,000,000	5,586,000,000
Other liabilities		19,000,000	54,000,000
Related party transactions [Abstract]
Interest expenses		62,000,000	82,000,000		₩ 138,000,000
Fees expenses		2,310,000,000	2,079,000,000		₩ 1,915,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 28,000,000	₩ 29,000,000
Description of nature of related party relationship		Associates	Associates		Associates
Korea Finance Security Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans		₩ 57,000,000	₩ 56,000,000
Loss allowance		(4,000,000)	0
Deposits due to customers		5,040,000,000	2,854,000,000
Other liabilities		10,000,000	7,000,000
Related party transactions [Abstract]
Interest expenses		12,000,000	12,000,000		₩ 10,000,000
Fees expenses		0	0		110,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		4,000,000	0		0
Other expenses		146,000,000	0		₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 203,000,000	₩ 204,000,000
Description of nature of related party relationship		Associates	Associates		Associates
Chin Hung International Inc.
Outstanding balances for related party transactions [Abstract]
Loans		₩ 411,000,000	₩ 408,000,000
Loss allowance		(204,000,000)	(22,000,000)
Deposits due to customers		11,605,000,000	46,220,000,000
Other liabilities		2,974,000,000	1,658,000,000
Related party transactions [Abstract]
Interest income		0	364,000,000		₩ 240,000,000
Interest expenses		43,000,000	27,000,000		28,000,000
Fees income		0	1,000,000		1,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		182,000,000	(4,265,000,000)		₩ (481,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 32,058,000,000	₩ 31,891,000,000
Description of nature of related party relationship		Associates	Associates		Associates
Poonglim Industrial Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Deposits due to customers		₩ 0	₩ 4,000,000
Related party transactions [Abstract]
Interest expenses		0	0		₩ 2,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		₩ 0	₩ 0		₩ (1,557,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	Associates		Associates
Description of changes of ownership interest of related party	[3]	The Group lost significant influence over the entity due to the stock consolidation and the capital increase of the associate during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.	The Group lost significant influence over the entity due to the stock consolidation and the capital increase of the associate during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.		The Group lost significant influence over the entity due to the stock consolidation and the capital increase of the associate during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.
STX Engine Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans		₩ 0	₩ 106,176,000,000
Loss allowance		0	(88,734,000,000)
Deposits due to customers		0	18,092,000,000
Other liabilities		0	29,000,000
Related party transactions [Abstract]
Interest income		333,000,000	1,417,000,000		₩ 1,348,000,000
Interest expenses		86,000,000	147,000,000		97,000,000
Fees income		0	28,000,000		58,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		(88,734,000,000)	(797,000,000)		₩ 63,866,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Import credit in foreign currencies and others		₩ 0	₩ 68,858,000,000	[4]
Description of nature of related party relationship		Associates	Associates		Associates
Description of changes of ownership interest of related party	[4]	The shares of the entity were sold after it was transferred to assets held for sale during the years ended December 31, 2018 and thus was excluded from the list of associates.	The shares of the entity were sold after it was transferred to assets held for sale during the years ended December 31, 2018 and thus was excluded from the list of associates.		The shares of the entity were sold after it was transferred to assets held for sale during the years ended December 31, 2018 and thus was excluded from the list of associates.
STX Corporation
Outstanding balances for related party transactions [Abstract]
Loans		₩ 0	₩ 47,711,000,000
Loss allowance		0	(31,210,000,000)
Deposits due to customers		0	77,555,000,000
Other liabilities		0	80,000,000
Related party transactions [Abstract]
Interest income		0	219,000,000		₩ 1,039,000,000
Interest expenses		2,000,000	4,000,000		7,000,000
Fees income		0	30,000,000		75,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		(31,210,000,000)	(61,432,000,000)		₩ 73,457,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		0	53,000,000
Import credit in foreign currencies and others		₩ 0	₩ 17,557,000,000	[4]
Description of nature of related party relationship		Associates	Associates		Associates
Description of changes of ownership interest of related party	[4]	The shares of the entity were sold after it was transferred to assets held for sale during the years ended December 31, 2018 and thus was excluded from the list of associates.	The shares of the entity were sold after it was transferred to assets held for sale during the years ended December 31, 2018 and thus was excluded from the list of associates.		The shares of the entity were sold after it was transferred to assets held for sale during the years ended December 31, 2018 and thus was excluded from the list of associates.
K BANK Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Loans		₩ 190,000,000	₩ 212,000,000
Related party transactions [Abstract]
Fees income		1,134,000,000	0		₩ 296,000,000
Other income		19,000,000	1,051,000,000		₩ 1,638,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 15,000,000	₩ 0
Description of nature of related party relationship		Associates	Associates		Associates
Description of changes of ownership interest of related party	[5]	Due to capital contribution during the year ended December 31, 2016, the entity has been included in the investment in associates.	Due to capital contribution during the year ended December 31, 2016, the entity has been included in the investment in associates.		Due to capital contribution during the year ended December 31, 2016, the entity has been included in the investment in associates.
Well to Sea no.3 Private Equity Fund
Outstanding balances for related party transactions [Abstract]
Loans		₩ 1,857,000,000	₩ 73,810,000,000
Loss allowance		(9,000,000)	(39,000,000)
Deposits due to customers		356,000,000	61,000,000
Other liabilities		64,000,000	27,000,000
Related party transactions [Abstract]
Interest income		2,179,000,000	982,000,000		₩ 0
Interest expenses		9,000,000	4,000,000		0
Impairment losses due to credit loss (reversal of allowance for credit loss)		(30,000,000)	39,000,000		₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 208,143,000,000	₩ 236,190,000,000
Description of nature of related party relationship		Associates	Associates		Associates
Description of changes of ownership interest of related party	[6]	Due to capital contribution for the year ended December 31, 2017, the entity has been included in the list of associates.	Due to capital contribution for the year ended December 31, 2017, the entity has been included in the list of associates.		Due to capital contribution for the year ended December 31, 2017, the entity has been included in the list of associates.
Others
Outstanding balances for related party transactions [Abstract]
Loans		₩ 4,783,000,000	₩ 499,000,000
Loss allowance		(324,000,000)	(471,000,000)
Other assets		9,000,000	1,000,000
Deposits due to customers		8,049,000,000	2,906,000,000
Other liabilities		165,000,000	73,000,000
Related party transactions [Abstract]
Interest income		233,000,000	0		₩ 0
Interest expenses		40,000,000	13,000,000		17,000,000
Fees income		23,000,000	0		0
Impairment losses due to credit loss (reversal of allowance for credit loss)		(147,000,000)	218,000,000		253,000,000
Other income		₩ 14,000,000	₩ 0		₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	Associates		Associates
Description of other related parties with outstanding balances	[7]	Others include Saman Corporation, Kyesan Engineering Co., Ltd., DAEA SNC Co., Ltd., etc., as of December 31, 2017 and 2018.	Others include Saman Corporation, Kyesan Engineering Co., Ltd., DAEA SNC Co., Ltd., etc., as of December 31, 2017 and 2018.
Description of other related parties with transactions	[8]	Others include the amount transacted with Saman Corporation, Kyesan Engineering Co., Ltd., DAEA SNC Co., Ltd., etc., for the years ended December 31, 2017 and 2018, and Saman Corporation, Kyesan Engineering Co., Ltd., Gachi Staff Co., Ltd., QTS Shipping Co., Ltd., and others were included as of December 31, 2016, respectively.	Others include the amount transacted with Saman Corporation, Kyesan Engineering Co., Ltd., DAEA SNC Co., Ltd., etc., for the years ended December 31, 2017 and 2018, and Saman Corporation, Kyesan Engineering Co., Ltd., Gachi Staff Co., Ltd., QTS Shipping Co., Ltd., and others were included as of December 31, 2016, respectively.		Others include the amount transacted with Saman Corporation, Kyesan Engineering Co., Ltd., DAEA SNC Co., Ltd., etc., for the years ended December 31, 2017 and 2018, and Saman Corporation, Kyesan Engineering Co., Ltd., Gachi Staff Co., Ltd., QTS Shipping Co., Ltd., and others were included as of December 31, 2016, respectively.
Woori Blackstone Korea Opportunity Private Equity Fund No. 1
Related party transactions [Abstract]
Fees income		₩ 0	₩ 6,225,000,000		₩ 1,364,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	Associates		Associates
Description of changes of ownership interest of related party	[9]	The entity is excluded from the list of associates due to its liquidation for the year ended December 31, 2017.	The entity is excluded from the list of associates due to its liquidation for the year ended December 31, 2017.		The entity is excluded from the list of associates due to its liquidation for the year ended December 31, 2017.
Samho International Co., Ltd.
Related party transactions [Abstract]
Interest income		₩ 0	₩ 486,000,000		₩ 916,000,000
Interest expenses		0	334,000,000		525,000,000
Fees income		0	5,000,000		5,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		₩ 0	₩ (717,000,000)		₩ (5,166,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	Associates		Associates
Description of changes of ownership interest of related party	[10]	The shares of the entity were sold after it was transferred to assets held for sale during the year ended December 31, 2017 and thus was excluded from the list of associates.	The shares of the entity were sold after it was transferred to assets held for sale during the year ended December 31, 2017 and thus was excluded from the list of associates.		The shares of the entity were sold after it was transferred to assets held for sale during the year ended December 31, 2017 and thus was excluded from the list of associates.
Force TEC C Co., Ltd.
Related party transactions [Abstract]
Interest income		₩ 0	₩ 0		₩ 153,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	Associates		Associates
Osung LST Co., Ltd.
Related party transactions [Abstract]
Interest income		₩ 0	₩ 0		₩ 170,000,000
Interest expenses		0	0		1,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		₩ 0	₩ 0		₩ (338,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	Associates		Associates
Woori Columbus 1st Private Equity Fund
Related party transactions [Abstract]
Fees income		₩ 0	₩ 272,000,000		₩ 308,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	Associates		Associates
Description of changes of ownership interest of related party	[9]	The entity is excluded from the list of associates due to its liquidation for the year ended December 31, 2017.	The entity is excluded from the list of associates due to its liquidation for the year ended December 31, 2017.		The entity is excluded from the list of associates due to its liquidation for the year ended December 31, 2017.

[1]	As its ownership interest in the Group is lower than 20% as of December 31, 2017, it has been excluded from the 'corporation that have significant influence over the Group' category.
[2]	The Group lost significant influence over the entity due to the termination of the joint management procedures of the creditors' financial institution during the year December 31, 2018, and thus the entity was excluded from the list of associates.
[3]	The Group lost significant influence over the entity due to the stock consolidation and the capital increase of the associate during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.
[4]	The shares of the entity were sold after it was transferred to assets held for sale during the year ended December 31, 2018 and thus was excluded from the list of associates.
[5]	Due to capital contribution during the year ended December 31, 2016, the entity has been included in the investment in associates.
[6]	Due to capital contribution for the year ended December 31, 2017, the entity has been included in the list of associates.
[7]	Others include Saman Corporation, Kyesan Engineering Co., Ltd., DAEA SNC Co., Ltd., etc., as of December 31, 2017 and 2018.
[8]	Others include the amount transacted with Saman Corporation, Kyesan Engineering Co., Ltd., DAEA SNC Co., Ltd., etc., for the years ended December 31, 2017 and 2018, and Saman Corporation, Kyesan Engineering Co., Ltd., Gachi Staff Co., Ltd., QTS Shipping Co., Ltd., and others were included as of December 31, 2016, respectively.
[9]	The entity is excluded from the list of associates due to its liquidation for the year ended December 31, 2017.
[10]	The shares of the entity were sold after it was transferred to assets held for sale during the year ended December 31, 2017 and thus was excluded from the list of associates.